VESSELS AND CAPITALIZED DRY-DOCKING - Schedule of Vessel and Capitalized Dry-Docking (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	$ 2,842.7
Balance as of ending of period	2,704.8	$ 2,540.2	$ 2,842.7
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	2,826.7
Balance as of ending of period	2,691.7	2,528.7	2,826.7
Cost | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	3,500.9	2,622.1	2,622.1
Additions	58.6	428.3	792.7
Disposals	(22.1)	(7.2)	(20.7)
Transferred from prepayments	0.0	141.0	197.5
Transferred to assets held for sale	(160.4)	(43.7)	(90.7)
Balance as of ending of period	3,377.0	3,140.5	3,500.9
Depreciation | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	(660.6)	(536.3)	(536.3)
Disposals	22.0	7.2	20.7
Depreciation for the period	102.6	87.5	186.7
Transferred to assets held for sale	67.3	19.5	41.7
Balance as of ending of period	(673.9)	(597.1)	(660.6)
Impairment | Vessels and capitalized dry docking | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of beginning of period	(13.6)	(15.6)	(15.6)
Transferred to assets held for sale	2.2	0.9	2.0
Balance as of ending of period	$ (11.4)	$ (14.7)	$ (13.6)